Client Name:
Client Project Name:	CIM 2024-R1
Start - End Dates:	1/27/2016 - 3/12/2020
Deal Loan Count:	9

Rating Agency ATR QM Data Fields

Loans in Report:	9

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	XXXXXX
XXXXXX	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
XXXXXX	ATR/QM: Exempt	Unable to Determine	No	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
XXXXXX	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
XXXXXX	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
XXXXXX	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
XXXXXX	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
XXXXXX	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0

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